Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
	(in thousands)
Division Revenues:
3 Months ended 09/30/2021	$10,020	$10,174	$10,592	$11,469	$7,756	$7,223	$6,450	$8,916	$72,600
3 Months ended 09/30/2020	$9,129	$8,823	$9,713	$9,801	$6,318	$6,297	$5,130	$7,828	$63,039
9 Months ended 09/30/2021	$29,246	$29,304	$31,083	$32,653	$22,258	$20,941	$18,400	$26,056	$209,941
9 Months ended 09/30/2020	$28,769	$26,793	$29,418	$28,778	$19,154	$18,588	$16,045	$24,035	$191,580

Division Profit:
3 Months ended 09/30/2021	$3,711	$5,231	$5,219	$5,573	$3,234	$2,691	$1,166	$3,429	$30,254
3 Months ended 09/30/2020	$3,590	$3,982	$4,672	$4,454	$2,404	$2,159	$1,312	$2,911	$25,484
9 Months ended 09/30/2021	$11,193	$15,042	$15,746	$15,381	$9,244	$7,442	$4,035	$10,991	$89,074
9 Months ended 09/30/2020	$9,751	$11,242	$12,701	$10,297	$6,141	$4,905	$3,822	$8,087	$66,946

Division Assets:
09/30/2021	$109,911	$118,880	$119,664	$146,148	$87,448	$88,316	$85,982	$106,149	$862,498
12/31/2020	$106,982	$112,168	$117,199	$136,558	$77,143	$82,332	$69,344	$103,048	$804,774

	3 Months Ended 09/30/2021	3 Months Ended 09/30/2020	9 Months Ended 09/30/2021	9 Months Ended 09/30/2020
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$72,600	$63,039	$209,941	$191,580
Corporate finance charges earned, not allocated to divisions	22	23	67	75
Corporate investment income earned, not allocated to divisions	1,811	1,690	5,549	5,139
Timing difference of insurance income allocation to divisions	2,613	2,715	7,557	6,545
Other revenue not allocated to divisions	4	2	10	7
Consolidated Revenues (1)	$77,050	$67,469	$223,124	$203,346

	3 Months Ended 09/30/2021	3 Months Ended 09/30/2020	9 Months Ended 09/30/2021	9 Months Ended 09/30/2020
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$30,254	$25,485	$89,074	$66,946
Corporate earnings not allocated	4,450	4,429	13,183	11,765
Corporate expenses not allocated	(23,419)	(24,516)	(67,231)	(64,910)
Consolidated Income Before Income Taxes	$11,285	$5,398	$35,026	$13,801

Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.